Indebtedness	12 Months Ended
Dec. 31, 2022
Indebtedness [Abstract]
INDEBTEDNESS

24. INDEBTEDNESS

As at December 31	2022	2021
Senior Secured Credit Facilities
Revolving Credit Facility	$—	$—
Term Loan B – U.S. Facility (US$1,552,815)	2,104,685	1,962,292
Senior Unsecured Notes (December 31, 2022 – US$390,000 and December 31, 2021 – US$550,000)	528,606	695,035
2026 Senior Secured Notes (US$500,000)	677,700	631,850
Senior Secured Notes (US$400,000)	542,160	505,480
	3,853,151	3,794,657
Deferred financing costs, prepayment options and loss on repayment	(3,070)	(2,060)
	3,850,081	3,792,597
Less: current indebtedness	—	—
Long-term indebtedness	$3,850,081	$3,792,597

Term Loan B — U.S. Facility and Revolving Credit Facility

On December 6, 2019, Telesat Canada entered into a new amended and restated Credit Agreement with a syndicate of banks which provides for the extension of credit under the Senior Secured Credit Facilities (“Senior Secured Credit Facilities”). The Senior Secured Credit Facilities, have two tranches which are described below:

(i)     A Revolving Credit Facility (“Revolving Facility”) of up to $200.0 million U.S. dollars (or Canadian dollar equivalent) is available to Telesat Canada maturing in December 2024. This Revolving Facility is available to be drawn at any time in U.S. funds or Canadian dollar equivalent funds. Loans under the Revolving Facility bear interest at a floating interest rate. For Canadian Prime Rate and Alternative Base Rate (“ABR”) loans, an applicable margin ranging from 0.75% to 1.25% is applied to the Prime Rate and ABR as these interest rates are defined in the Senior Credit Facilities. For Bankers Acceptance (“BA”) Loans and Eurodollar Loans, an applicable margin ranging from 1.75% to 2.25% is applied to either the BA interest rate or LIBOR. The rates on the Revolving Facility vary depending upon the results of the first lien leverage ratio. The Revolving Facility has an unused commitment fee that ranges from 25.0 to 37.5 basis points per annum, depending upon the result of the total leverage ratio. As at December 31, 2022, other than $0.2 million (December 31, 2021 — $0.2 million) in drawings related to letters of credit, there were no borrowings under this facility.

(ii)    The U.S. TLB Facility is a US$1,908.5 million facility maturing in December 2026 (“U.S. TLB Facility”). The borrowings under the U.S. TLB Facility bear interest at a floating rate of either: (i) LIBOR as periodically determined for interest rate periods selected by Telesat Canada in accordance with the terms of the Senior Secured Credit Facilities, plus an applicable margin of 2.75%; or (ii) Alternative Base Rate as determined in accordance with the terms of the Senior Secured Credit Facilities plus an applicable margin of 1.75%. The mandatory principal repayment is equal to 0.25% of the original aggregate principal amount, payable on the last day of each quarter, commencing on March 31, 2020. As a result of the prepayment made in December 2020, mandatory quarterly principal repayments are no longer be required.

Debt issue costs of $16.0 million were incurred in connection with this amendment, inclusive of $1.3 million relating to the revolving credit facility. As at December 31, 2022, the debt costs had a carrying value of $8.6 million (December 31, 2021 — $10.6 million). The Senior Secured Credit Facilities are secured by substantially all of Telesat Canada’s assets, excluding those in the unrestricted subsidiaries. All obligations under the Credit Agreement are guaranteed by the Company and certain of Telesat Canada’s existing subsidiaries (“Guarantors”). The obligations under the Credit Agreement and the guarantees of those obligations are secured, subject to certain exceptions, by first priority liens and security interest in the assets of Telesat Canada and the Guarantors. The Credit Agreement contains total leverage ratio covenants that restrict, with certain exceptions, the ability of Telesat Canada and the Guarantors to take specified actions, including, among other things and subject to certain significant exceptions: creating liens, incurring indebtedness, making investments, engaging in mergers, selling property, paying dividends, entering into sale-leaseback transactions, creating subsidiaries, repaying subordinated debt or amending organizational documents. If the Revolving Credit Facility is drawn by more than 35% of the Credit Facility amount, the Credit Agreement requires Telesat Canada to comply with a first lien net leverage ratio of 5.75:1.00, tested quarterly, and failure to comply will result in an event of default. As at December 31, 2022, the total leverage ratio was 6.17:1.00, which is  more than the maximum test ratio of 4.50:1.00 (December 31, 2021 — 5.70:1.00).

In December 2020, the Company made a US$341.4 million prepayment on the Term Loan B — U.S. Facility. The prepayment was applied to all mandatory future quarterly principal repayments, with the remaining balance of the prepayment being applied towards the principal amount outstanding on maturity. The prepayment resulted in the recognition of a loss of $2.3 million, which was recorded against interest and other income and indebtedness. The loss recorded against the indebtedness is subsequently amortized to interest expense using the effective interest method and had a carrying value of $1.6 million as at December 31, 2022 (December 31, 2021 — $1.9 million).

The weighted average effective interest rate for the year ended December 31, 2022 was 4.64% (December 31, 2021 — 2.96%).

Senior Unsecured Notes

On October 11, 2019, Telesat Canada issued, through a private placement, US$550 million of 6.5% Senior Unsecured Notes which mature in October 2027. The Senior Unsecured Notes bear interest at an annual rate of 6.5% with interest payments payable in April and October, annually, which commenced in April 2020. Debt issue costs of $7.4 million were incurred in connection with the issuance of the Senior Unsecured Notes and had a carrying value of $3.7 million as at December 31, 2022 (December 31, 2021 - $5.7 million).

The Senior Unsecured Notes include covenants or terms that restrict the Company’s ability to, among other things: (i) incur or guarantee additional indebtedness, or issue disqualified stock or preferred shares, (ii) incur liens, (iii) pay dividends, or make certain restricted payments or investments, (iv) enter into certain transactions with affiliates, (v) modify or cancel satellite insurance, (vi) consolidate, merge, sell or otherwise dispose of substantially all assets, (vii) create restrictions on the ability to pay dividends, make loans, and sell assets, and (viii) designate subsidiaries as unrestricted subsidiaries.

The Senior Unsecured Notes are structurally subordinated to Telesat Canada’s existing and future secured indebtedness, including obligations under its Senior Secured Credit Facilities and Senior Secured Notes. The Senior Unsecured Notes are governed by the Senior Unsecured Notes Indenture.

The indenture agreement for the Senior Unsecured Notes contained provisions for certain prepayment options which were fair valued at the time of debt issuance. The initial fair value impact, as at October 11, 2019, of the prepayment option related to the Senior Unsecured Notes was a $17.8 million increase to the indebtedness. This liability is subsequently amortized using the effective interest method and had a carrying amount of $8.8 million as at December 31, 2022 (December 31, 2021 — $13.7 million).

During the year ended December 31, 2022, Telesat repurchased for retirement Senior Unsecured Notes with a principal amount of $202.1 million (US$160.0 million) by way of open market purchases in exchange for $97.2 million (US$77.0 million). The repurchase resulted in a write-off of the related debt issue costs and prepayment options in the amount of $1.9 million (US$1.5 million), and a gain on extinguishment of debt of $106.9 million (US$84.5 million).

The weighted average effective interest rate for the year ended December 31, 2022 and 2021 was 6.27%.

Senior Secured Notes

On December 6, 2019, Telesat Canada issued, through private placement, US$400 million of Senior Secured Notes, which mature in June 2027. The Senior Secured Notes bear interest at an annual rate of 4.875% with interest payable on June 1 and December 1, annually, which commenced in June 2020. Debt issue costs of $6.6 million were incurred in connection with the issuance of the Senior Secured Notes and had a carrying value of $4.2 million as at December 31, 2022 (December 31, 2021 — $5.0 million).

The Senior Secured Notes are guaranteed by the Company and certain Guarantors. The Senior Secured Notes are governed by the Senior Secured Notes Indenture. The obligations under the Senior Secured Notes Indenture are secured, subject to certain exceptions, by first priority liens and security interest in the assets of Telesat Canada and the Guarantors. The Senior Secured Notes include covenants or terms that restricts the Company’s ability to, among other things: (i) incur or guarantee additional indebtedness, or issue disqualified stock or preferred shares, (ii) incur liens, (iii) pay dividends, or make certain restricted payments or investments, (iv) enter into certain transactions with affiliates, (v) modify or cancel satellite insurance, (vi) consolidate, merge, sell or otherwise dispose of substantially all assets, (vii) create restrictions on the ability to pay dividends, make loans, and sell assets, and (viii) designate subsidiaries as unrestricted subsidiaries.

The indenture agreement for the Senior Secured Notes contained provisions for certain prepayment options which were fair valued at the time of debt issuance. The initial fair value impact, as at December 6, 2019, of the prepayment option related to the Senior Secured Notes was a $10.6 million increase to the indebtedness. This liability is subsequently amortized using the effective interest method and had a carrying amount of $6.7 million as at December 31, 2022 (December 31, 2021 — $8.0 million).

The weighted average effective interest rate for the year ended December 31, 2022 and 2021 was 4.76%.

2026 Senior Secured Notes

On April 27, 2021, Telesat Canada, as issuer, and Telesat LLC, as co-issuer, issued US$500 million in aggregate principal amount of 2026 Senior Secured Notes maturing on December 6, 2026. The 2026 Senior Secured Notes bear interest at an annual rate of 5.625% with interest payable on June 1 and December 1, which commenced in December 2021 to holders of record on the immediately preceding May 15 or November 15, as the case may be. Debt issue costs of $6.8 million were incurred in connection with the issuance of the 2026 Senior Secured Notes and had a carrying value of $5.0 million as at December 31, 2022 (December 31, 2021 - $6.1 million).

The 2026 Senior Secured Notes are guaranteed by the Company and certain Guarantors. The 2026 Senior Secured Notes are governed by the 2026 Senior Secured Notes Indenture. The obligations under the 2026 Senior Secured Notes Indenture are secured, subject to certain exceptions, by first priority liens and security interest in the assets of Telesat Canada and the Guarantors. The 2026 Senior Secured Notes include covenants or terms that restricts the Company’s ability to, among other things: (i) incur or guarantee additional indebtedness, or issue disqualified stock or preferred shares, (ii) incur liens, (iii) pay dividends, or make certain restricted payments or investments, (iv) enter into certain transactions with affiliates, (v) modify or cancel satellite insurance, (vi) consolidate, merge, sell or otherwise dispose of substantially all assets, (vii) create restrictions on the ability to pay dividends, make loans, and sell assets, and (viii) designate subsidiaries as unrestricted subsidiaries.

The indenture agreement for the 2026 Senior Secured Notes contained provisions for certain prepayment options which were fair valued at the time of debt issuance. The initial fair value impact, as at April 27, 2021, of the prepayment option related to the 2026 Senior Secured Notes was a $1.9 million increase to the indebtedness. This liability is subsequently amortized using the effective interest method and had a carrying amount of $1.4 million as at December 31, 2022 (December 31, 2021— $1.7 million).

The weighted average effective interest rate of for year ended December 31, 2022 was 5.79% (249-day period ended December 31, 2021 — 5.79%).

The U.S. TLB Facility, Senior Unsecured Notes, Senior Secured Notes and 2026 Senior Secured Notes were presented on the balance sheet net of related deferred financing costs. The deferred financing costs are amortized using the effective interest method. The short-term and long-term portions of deferred financing costs, prepayment options and loss on repayment were as follows:

As at December 31,	2022	2021
Short-term deferred financing costs	$—	$—
Long-term deferred financing costs	21,470	27,431
	$21,470	$27,431
Short-term prepayment options	$—	$—
Long-term prepayment options	(16,832)	(23,448)
	$(16,832)	$(23,448)
Short-term loss on repayment	$—	$—
Long-term loss on repayment	(1,568)	(1,923)
	$(1,568)	$(1,923)
Deferred financing costs, prepayment options and loss on repayment	$3,070	$2,060